Retirement Plan (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Periodic Pension Cost [Line Items]
Service cost	$ 16	$ 0	$ 0
Interest cost	72	61	64
Expected return on plan assets	(52)	(54)	(52)
Net amortization	99	59	74
Net periodic pension cost	$ 135	$ 66	$ 86